INVESTMENT SECURITIES - Investment in debt at amortized cost pledged as collateral (Details) - Financial assets at amortised cost, category [member] - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 3,208,890	$ 1,379,758
Debt securities [member] | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	2,275,917	380,197
Debt securities [member] | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	932,973	999,561
Securities issued or secured by Colombian Government | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	489,631
Securities issued or secured by Colombian Government | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	539,339
Securities issued or secured by other Colombian Government entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,667,922	118,536
Securities issued or secured by other Colombian Government entities | Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure of financial assets [line items]
Financial assets pledged as collateral	393,634	999,561
Securities issued or secured by other financial entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral		25,449
Securities issued or secured by non-financial sector entities | Pledged in money market operations
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 118,364	$ 236,212